Cover	Mar. 01, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 01, 2023
Entity File Number	001-40270
Entity Registrant Name	LEAD EDGE GROWTH OPPORTUNITIES, ltd
Entity Central Index Key	0001834628
Entity Tax Identification Number	98-1573983
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	96 Spring Street
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10012
City Area Code	212
Local Phone Number	984-2421
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one-fourth of one redeemable Warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one-fourth of one redeemable Warrant
Trading Symbol	LEGAU
Security Exchange Name	NASDAQ
Class A ordinary shares included as part of the Units
Title of 12(b) Security	Class A ordinary shares included as part of the Units
Trading Symbol	LEGA
Security Exchange Name	NASDAQ
Warrants included as part of the Units, each whole Warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Warrants included as part of the Units, each whole Warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	LEGAW
Security Exchange Name	NASDAQ